Unaudited Summarized Consolidated Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
UNAUDITED SUMMARIZED CONSOLIDATED QUARTERLY FINANCIAL DATA

17. UNAUDITED SUMMARIZED CONSOLIDATED QUARTERLY FINANCIAL DATA

Selected consolidated quarterly financial data for the years ended December 31, 2011 and 2010 is summarized in the table below (dollars in thousands, except per share amounts):

	Three months ended
	March 31,	June 30,	September 30,	December 31,
2011
Rental income (a)	$137,812	$150,636	$163,859	$170,688
Loss from continuing operations	(32,847)	(34,130)	(30,026)	(26,222)
Income from discontinued operations	4,191	49,039	16,240	74,340
Net (loss)/income attributable to common stockholders	(30,243)	12,149	(15,559)	44,190
(Loss)/income per share (b):
Basic and diluted	$(0.17)	$0.06	$(0.07)	$0.20
2010
Rental income (a)	$122,682	$124,390	$129,321	$136,157
Loss from continuing operations	(28,912)	(28,623)	(29,194)	(31,201)
Income from discontinued operations	3,886	983	4,589	1,884
Net loss attributable to common stockholders	(26,435)	(28,968)	(26,134)	(30,825)
Loss per share (b):
Basic and diluted	$(0.17)	$(0.18)	$(0.16)	$(0.17)

(a)	Represents rental income from continuing operations, excluding amounts classified as discontinued operations.
(b)	Quarterly earnings per common share amounts may not total to the annual amounts due to rounding.

United Dominion Realty L.P
UNAUDITED SUMMARIZED CONSOLIDATED QUARTERLY FINANCIAL DATA
12.	UNAUDITED SUMMARIZED CONSOLIDATED QUARTERLY FINANCIAL DATA

Selected consolidated quarterly financial data for the years ended December 31, 2011 and 2010 is summarized in the table blow (dollars in thousands, except per share amounts):

	Three months ended
	March 31,	June 30,	September 30,	December 31,
2011
Rental income (a)	$78,131	$88,383	$92,179	$95,254
Loss from continuing operations	(4,012)	(10,245)	(8,392)	(14,339)
Income from discontinued operations	2,008	17,753	1,792	45,664
(Loss)/income attributable to OP unitholders	(2,031)	7,476	(6,632)	31,346
(Loss)/income per OP unit- basic and diluted (b)	$(0.01)	$0.04	$(0.04)	$0.17
2010
Rental income (a)	$79,616	$80,509	$81,225	$64,922
Income/(loss) from continuing operations	1,130	(2,198)	(6,834)	(19,887)
(Loss)/income from discontinued operations	(4,063)	(354)	(2)	11,514
Loss attributable to OP unitholders	(2,950)	(2,570)	(6,845)	(8,370)
Loss per OP unit- basic and diluted	$(0.02)	$(0.01)	$(0.04)	$(0.05)

(a)	Represents rental income from continuing operations, excluding amounts classified as discontinued operations.
(b)	Quarterly earnings per OP Unit amounts may not total to the annual amounts due to rounding.